INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Series Forty Seven [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 390,578	$ 833,245
Series Forty Eight [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	347,614	665,198
Series Forty Nine [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 789,955	$ 471,493